UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04443

Investment Company Act File Number

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Municipal Income Fund

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

Eaton Vance National Limited Maturity Municipal Income Fund

Eaton Vance New York Limited Maturity Municipal Income Fund

Eaton Vance

Floating-Rate Municipal Income Fund

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 92.4%

Security	Principal Amount (000’s omitted)	Value
Education — 5.6%
Bethlehem, PA, Area School District, 0.729%, 1/1/18 (Put Date), 1/1/30(1)	$3,000	$3,008,910
California Infrastructure and Economic Development Bank, (The Colburn School), 1.01%, 6/1/20 (Put Date), 8/1/37(1)	2,000	1,999,220
West Virginia University, 0.54%, 10/1/19 (Put Date), 10/1/41(1)	4,500	4,468,005

		$9,476,135

Electric Utilities — 11.8%
Beaver County, PA, Industrial Development Authority, (FirstEnergy Generation, LLC), 3.50% to 6/1/20 (Put Date), 4/1/41	$1,000	$1,030,890
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	4,050	4,134,118
Energy Northwest Electric Revenue, WA, (Columbia Station), Prerefunded to 7/1/16, 5.00%, 7/1/24	690	705,822
Long Island Power Authority, NY, Electric System Revenue, 0.949%, 11/1/18 (Put Date), 5/1/33(1)	8,000	7,956,880
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 3.10% to 3/1/19 (Put Date), 3/1/23	1,000	1,007,800
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.00%, 5/15/19	1,500	1,527,255
Oklahoma Municipal Power Authority, 0.81%, 8/1/18 (Put Date), 1/1/23(1)	1,510	1,507,131
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.35% to 5/1/18 (Put Date), 11/1/27	2,000	1,995,800

		$19,865,696

Escrowed/Prerefunded — 0.2%
Energy Northwest Electric Revenue, WA, (Columbia Station), Prerefunded to 7/1/16, 5.00%, 7/1/24	$310	$317,108

		$317,108

General Obligations — 9.0%
California, 0.76%, 5/1/17(1)	$1,100	$1,104,114
Connecticut, 1.03%, 8/15/20(1)	3,000	3,014,070
Connecticut, 1.36%, 3/1/18 (Put Date), 3/1/19(1)	1,000	1,000,000
Illinois, 5.00%, 8/1/17	1,000	1,047,110
Illinois, 5.00%, 1/1/18	1,000	1,052,680
Leander, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/17	250	246,567
Manheim Township, PA, School District, 0.691%, 5/1/18 (Put Date), 5/1/25(1)	1,610	1,594,013
Massachusetts, 0.68%, 11/1/18(1)	1,500	1,502,685
Mississippi, 0.54%, 9/1/17(1)	2,640	2,640,053
New York, NY, 0.59%, 8/1/27(1)	2,000	1,995,260

		$15,196,552

Hospital — 22.4%
Allen County, OH, (Mercy Health), 0.76%, 5/1/20 (Put Date), 11/1/35(1)	$1,250	$1,237,863
California Statewide Communities Development Authority, (Kaiser Permanente), 0.96%, 5/1/17 (Put Date), 4/1/52(1)	4,000	4,007,720
Connecticut Health & Educational Facility Authority, (Yale New Haven Health), 0.836%, 7/1/19 (Put Date), 7/1/49(1)	1,435	1,444,399
Fredericksburg, VA, Economic Development Authority, (Mary Washington Healthcare), 1.91%, 2/1/17 (Put Date), 8/1/38(1)	7,160	7,217,352
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 0.96%, 2/18/20 (Put Date), 8/15/35(1)	8,000	7,928,080

1

Security	Principal Amount (000’s omitted)	Value
Geisinger Authority, PA, (Geisinger Health System Foundation), 1.356%, 6/1/24 (Put Date), 6/1/28(1)	$2,000	$2,021,940
Gregg County Health Facilities Development Corp., TX, (Good Shepherd Health System Obligated Group), 4.199%, 3/1/17 (Put Date), 10/1/29(1)(2)	1,245	1,259,791
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 0.59%, 12/1/19 (Put Date), 12/1/42(1)	3,000	2,967,150
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 1.436%, 11/15/16 (Put Date), 5/15/42(1)	3,000	3,013,170
Massachusetts Development Finance Agency, (Partners HealthCare System), 0.56%, 1/30/18 (Put Date), 7/1/38(1)	1,980	1,975,941
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 0.95%, 5/1/18(1)	780	780,218
North Carolina Medical Care Commission, (Wake Forest Baptist System), 0.75%, 12/1/17 (Put Date), 12/1/33(1)	2,225	2,215,165
Oregon Facilities Authority, (Providence Health and Services), 0.89%, 10/1/17 (Put Date), 10/1/20(1)	1,500	1,500,030

		$37,568,819

Industrial Development Revenue — 9.3%
Miami-Dade County, FL, Industrial Development Authority, (Waste Management, Inc.), 2.125% to 11/1/19 (Put Date), 11/1/41	$2,000	$2,011,100
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(2)	165	166,884
Oregon, (LOC: Georgia-Pacific LLC), (AMT), 0.22%, 12/1/25(3)	5,000	5,000,000
Sussex County, VA, Industrial Development Authority, (Atlantic Waste Disposal, Inc.), (AMT), 2.375% to 5/1/19 (Put Date), 6/1/28	1,500	1,530,060
Whiting, IN, (BP Products North America, Inc.), (AMT), 0.76%, 12/2/19 (Put Date), 12/1/44(1)	7,000	6,870,780

		$15,578,824

Insured-Education — 0.6%
Texas State University System, (AGM), 5.00%, 3/15/21	$115	$116,125
Texas State University System, (AGM), Prerefunded to 3/15/16, 5.00%, 3/15/21	885	893,443

		$1,009,568

Insured-Escrowed/Prerefunded — 0.3%
New York, NY, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	$425	$429,977

		$429,977

Insured-General Obligations — 0.6%
Philadelphia, PA, (AGC), 5.50%, 7/15/16	$1,000	$1,026,560

		$1,026,560

Lease Revenue/Certificates of Participation — 2.7%
New Jersey Economic Development Authority, (School Facilities Construction), 0.74%, 2/1/17(1)	$2,725	$2,698,758
New Jersey Economic Development Authority, (School Facilities Construction), 1.56%, 9/1/27(1)	2,000	1,770,980

		$4,469,738

Other Revenue — 8.5%
Lancaster, OH, Port Authority, 1.006%, 8/1/19 (Put Date), 5/1/38(1)	$4,105	$4,073,309
New Jersey Economic Development Authority, (School Facilities Construction), 0.91%, 2/1/17(1)	2,230	2,201,367
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.036%, 8/1/19 (Put Date), 11/1/39(1)	7,000	6,942,600
Texas Municipal Gas Acquisition and Supply Corp., 0.48%, 9/15/17(1)	1,005	1,005,000

		$14,222,276

Senior Living/Life Care — 0.2%
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(4)	$590	$421,827

		$421,827

2

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 1.6%
Louisiana, Gasoline and Fuels Tax Revenue, 0.769%, 5/1/17 (Put Date), 5/1/43(1)	$2,500	$2,505,500
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	59,994
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	45	44,535
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	100	102,026
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(5)	20	0
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(5)	95	66,495

		$2,778,550

Student Loan — 0.9%
New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16	$1,500	$1,526,610

		$1,526,610

Transportation — 16.9%
Harris County, TX, Toll Road Revenue, 0.71%, 8/15/18 (Put Date), 8/15/21(1)	$1,500	$1,500,000
Metropolitan Transportation Authority, NY, 0.59%, 6/1/20 (Put Date), 11/15/39(1)	3,000	2,967,150
Metropolitan Transportation Authority, NY, 0.766%, 11/1/18 (Put Date), 11/1/26(1)	1,500	1,485,840
Metropolitan Transportation Authority, NY, 1.116%, 11/1/17(1)	1,700	1,704,369
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.01%, 12/15/19 (Put Date), 6/15/34(1)	9,500	9,217,185
New Jersey Turnpike Authority, 0.856%, 1/1/18 (Put Date), 1/1/24(1)	1,000	1,002,610
North Texas Tollway Authority, 0.68%, 1/1/20 (Put Date), 1/1/38(1)	8,000	7,868,160
Pennsylvania Turnpike Commission, 0.89%, 12/1/20(1)	215	214,660
Pennsylvania Turnpike Commission, 1.28%, 12/1/20(1)	2,450	2,468,057

		$28,428,031

Water and Sewer — 1.8%
North Penn Water Authority, PA, 0.786%, 11/1/19 (Put Date), 11/1/24(1)	$3,000	$2,954,850

		$2,954,850

Total Tax-Exempt Municipal Securities — 92.4% (identified cost $156,426,383)		$155,271,121

Taxable Municipal Securities — 1.2%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 2.75%, 12/1/16	$2,000	$1,993,500

Total Taxable Municipal Securities — 1.2% (identified cost $2,000,000)		$1,993,500

Institutional MuniFund Term Preferred Shares — 1.2%

Security	Shares	Value
Nuveen Texas Quality Income Municipal Fund, (AMT), 0.92%, 11/1/18(2)(6)	400	$2,007,620

Total Institutional MuniFund Term Preferred Shares — 1.2% (identified cost $2,000,000)		$2,007,620

3

Value

Total Investments — 94.8% (identified cost $160,426,383)	$159,272,241

Other Assets, Less Liabilities — 5.2%	$8,689,471

Net Assets — 100.0%	$167,961,712

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2015, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Pennsylvania	11.0%
New Jersey	11.0%
Texas	10.6%
New York	10.3%
Others, representing less than 10% individually	51.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2015, 1.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 0.9% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at December 31, 2015.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2015, the aggregate value of these securities is $3,434,295 or 2.0% of the Fund’s net assets.

(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at December 31, 2015.

(4)	Security is in default and making only partial interest payments.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(6)	Variable rate security. The stated dividend rate represents the rate in effect at December 31, 2015. Maturity date represents the mandatory redemption date. Each share represents $5,000 par value.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open financial instruments at December 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$160,378,294

Gross unrealized appreciation	$418,477
Gross unrealized depreciation	(1,524,530)

Net unrealized depreciation	$(1,106,053)

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$155,271,121	$—	$155,271,121
Taxable Municipal Securities	—	1,993,500	—	1,993,500
Institutional MuniFund Term Preferred Shares	—	2,007,620	—	2,007,620
Total Investments	$—	$159,272,241	$—	$159,272,241

The Fund held no investments or other financial instruments as of March 31, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 95.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.0%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	$1,000	$1,194,970
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,000	1,264,590

		$2,459,560

Education — 19.0%
Massachusetts College Building Authority, 5.00%, 5/1/24	$750	$910,732
Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/23	500	605,980
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/27	1,325	1,537,755
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy & Allied Health Sciences), 5.00%, 7/1/23	150	181,608
Massachusetts Development Finance Agency, (MCPHS University), 4.00%, 7/1/22	155	176,140
Massachusetts Development Finance Agency, (MCPHS University), 4.00%, 7/1/23	200	228,034
Massachusetts Development Finance Agency, (MCPHS University), 5.00%, 7/1/24	125	152,705
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 10/1/27	500	586,930
Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,000	1,105,950
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,030	1,163,169
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,000	1,070,730
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,645	2,064,426
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/24	500	595,125
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	100	110,272
University of Massachusetts Building Authority, 5.00%, 5/1/20	1,000	1,121,120

		$11,610,676

Escrowed/Prerefunded — 4.8%
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	$1,000	$1,153,130
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.25%, 8/15/19	200	222,414
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.25%, 8/15/20	150	166,811
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,290	1,391,716

		$2,934,071

General Obligations — 18.2%
Andover, 4.00%, 1/15/23	$1,025	$1,188,539
Burlington, 5.00%, 2/1/16	500	502,035
Commonwealth of Massachusetts, 4.00%, 10/1/28	815	883,941
Manchester Essex Regional School District, 5.00%, 1/15/20	1,000	1,079,290
Medfield, 4.00%, 3/15/22	625	715,012
Melrose, 2.00%, 11/1/22	315	320,963
Southborough, 3.00%, 6/1/21	1,060	1,150,344
Wellesley, 5.00%, 6/1/16	1,100	1,121,791
Wellesley, 5.00%, 6/1/17	1,150	1,220,368
Westwood, 3.00%, 6/1/21	1,000	1,081,970
Weymouth, 4.00%, 9/15/23	660	756,571
Wilmington, 4.00%, 3/15/28	1,000	1,089,170

		$11,109,994

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 10.9%
Massachusetts Development Finance Agency, (Berkshire Health System), 5.00%, 10/1/24	$250	$281,630
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/22	750	878,287
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/24	750	907,230
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	203,315
Massachusetts Development Finance Agency, (Tufts Medical Center), 5.50%, 1/1/22	500	583,780
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,000	1,117,130
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	755,483
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/18	750	797,273
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/22	1,000	1,116,770

		$6,640,898

Industrial Development Revenue — 0.8%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(1)	$500	$504,770

		$504,770

Insured-Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,640	$1,628,258

		$1,628,258

Insured-Escrowed/Prerefunded — 1.2%
Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	$635	$754,323

		$754,323

Insured-General Obligations — 6.6%
Boston, (NPFG), 0.125%, 3/1/22	$3,105	$2,793,165
Massachusetts, (NPFG), 5.25%, 8/1/22	1,000	1,229,010

		$4,022,175

Insured-Hospital — 2.7%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$500	$568,625
Massachusetts Health and Educational Facilities Authority, (CareGroup Healthcare System), (NPFG), 5.25%, 7/1/21	1,000	1,099,760

		$1,668,385

Insured-Special Tax Revenue — 7.8%
Martha’s Vineyard Land Bank, (BAM), 4.00%, 5/1/22	$1,470	$1,670,963
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/23	425	514,688
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	1,600	1,943,776
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	500	649,435

		$4,778,862

Insured-Transportation — 1.0%
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	$710	$634,790

		$634,790

Insured-Water and Sewer — 2.0%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,000	$1,250,380

		$1,250,380

2

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 2.7%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,000	$1,117,810
Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	500	551,705

		$1,669,515

Senior Living/Life Care — 0.8%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	$275	$304,568
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(1)	100	100,090
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17(1)	100	102,332

		$506,990

Special Tax Revenue — 4.4%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	$1,280	$1,642,880
Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,000	1,024,820

		$2,667,700

Student Loan — 0.9%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/20	$500	$553,935

		$553,935

Transportation — 4.8%
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	$500	$569,995
Massachusetts Port Authority, 5.00%, 7/1/26	1,000	1,189,060
Woods Hole, Martha’s Vineyard and Nantucket Steamship Authority, 5.00%, 3/1/22	1,000	1,205,100

		$2,964,155

Total Tax-Exempt Municipal Securities — 95.3% (identified cost $53,788,599)		$58,359,437

Taxable Municipal Securities — 2.6%

Security	Principal Amount (000’s omitted)	Value
Education — 1.8%
University of Massachusetts Building Authority, 2.108%, 11/1/19	$1,100	$1,110,967

		$1,110,967

Student Loan — 0.8%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$500	$496,945

		$496,945

Total Taxable Municipal Securities — 2.6% (identified cost $1,599,972)		$1,607,912

Total Investments — 97.9% (identified cost $55,388,571)		$59,967,349

Other Assets, Less Liabilities — 2.1%		$1,264,164

Net Assets — 100.0%		$61,231,513

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2015, 24.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 13.4% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2015, the aggregate value of these securities is $707,192 or 1.2% of the Fund’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open financial instruments at December 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,332,073

Gross unrealized appreciation	$4,635,276
Gross unrealized depreciation	—

Net unrealized appreciation	$4,635,276

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$58,359,437	$—	$58,359,437
Taxable Municipal Securities	—	1,607,912	—	1,607,912
Total Investments	$—	$59,967,349	$—	$59,967,349

The Fund held no investments or other financial instruments as of March 31, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

National Limited Maturity Municipal Income Fund

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 94.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.5%
Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$135	$135,194
Idaho Board Bank Authority, 5.00%, 9/15/21	1,120	1,231,877
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,793,770
New York Environmental Facilities Corp., (Water Revenue-Sub-Revolving), 5.00%, 6/15/22	3,130	3,801,948
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	328,031
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	2,073,425
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,000	5,806,900

		$17,171,145

Education — 4.6%
Allegheny County, PA, Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/25	$100	$117,493
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	145	155,797
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	554,995
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/22	200	231,956
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	469,456
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,146,870
Missouri Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	2,555	2,650,685
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), Prerefunded to 6/1/19, 7.125%, 12/1/23	2,750	3,289,880
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,731,120
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	3,400	4,027,198
Ohio State University, General Receipts, 5.00%, 12/1/23	225	249,091
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 9/1/27	1,000	1,155,190
Pennsylvania State University, 5.00%, 3/1/24	1,000	1,099,530
Romeoville, IL, (Lewis University), 5.00%, 10/1/21	500	571,145
Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	576,505
Rutgers State University, NJ, Series F, 5.00%, 5/1/23	1,000	1,110,520
Union County, PA, Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/28	530	612,516
University of California, Prerefunded to 5/15/17, 5.00%, 5/15/21	480	513,019
University of California, Series Q, 5.00%, 5/15/21	20	21,377
University of Illinois, 0.00%, 4/1/16	1,000	998,380
University of Massachusetts Building Authority, 5.00%, 11/1/22	1,750	2,130,467
University of Pittsburgh, 5.50%, 9/15/23	750	851,790
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,429,994
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	772,085
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	649,738
Washington County, PA, Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,119,060

		$31,235,857

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 8.6%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,905,062
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,614,325
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	2,000	2,041,540
Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,233,540
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	2,250	2,284,020
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,063,540
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	2,950	2,948,378
Michigan Strategic Fund, Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,000	3,496,740
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,763,125
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,509,885
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,358,920
Navajo County Pollution Control Corp., AZ, (Arizona Public Service Co.), 5.75% to 6/1/16 (Put Date), 6/1/34	3,500	3,572,240
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 5.625%, 6/1/18	3,645	3,924,681
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 3.10% to 3/1/19 (Put Date), 3/1/23	1,000	1,007,800
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 3.75% to 12/3/18 (Put Date), 12/1/23	5,000	5,152,200
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.625% to 4/1/20 (Put Date), 10/1/33	1,000	1,029,570
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,817,102
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.95%, 10/1/20	5,045	5,746,255
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,895	6,505,191

		$58,974,114

Escrowed/Prerefunded — 5.6%
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/18, 5.00%, 1/1/27	$355	$384,266
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), Prerefunded to 12/1/16, 5.00%, 12/1/20	5,265	5,483,498
Chemeketa, OR, Community College District, Prerefunded to 6/15/18, 5.50%, 6/15/22	1,000	1,110,510
Fairfax County, VA, Water Authority, Prerefunded to 4/1/17, 5.00%, 4/1/18	695	732,391
Highlands County, FL, Health Facilities Authority, (Adventist Health System), Escrowed to Maturity, 5.00%, 11/15/16	1,205	1,252,429
Highlands County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/16, 5.125%, 11/15/20	1,860	1,934,902
Highlands County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/16, 5.125%, 11/15/22	2,835	2,949,165
Lexington One School Facilities Corp., SC, (Lexington County School District No. 1), Prerefunded to 12/1/16, 5.00%, 12/1/20	2,240	2,332,333
Lexington One School Facilities Corp., SC, (Lexington County School District No. 1), Prerefunded to 12/1/16, 5.00%, 12/1/22	1,945	2,025,173
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	3,200	3,690,016
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,840	1,985,084
New York Dormitory Authority, (NYU Hospital Center), Prerefunded to 7/1/17, 5.25%, 7/1/24	1,385	1,462,200
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,195	1,247,711
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	25	27,871

Security	Principal Amount (000’s omitted)	Value
Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	$545	$550,930
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	2,605	2,865,734
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), Prerefunded to 10/1/17, 5.00%, 10/1/19	7,500	8,045,475

		$38,079,688

General Obligations — 12.1%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/22	$4,000	$4,852,600
Bergen County, NJ, Improvement Authority, (County Administration Complex), 5.00%, 11/15/24	1,100	1,382,557
Bingham and Bonneville Counties, ID, Joint School District No. 93, 5.00%, 9/15/25	630	747,930
Bucks County, PA, 5.125%, 5/1/21	500	554,900
California, 5.00%, 12/1/21	6,000	7,228,620
California, 5.00%, 10/1/23	4,000	4,936,600
Chester County, PA, 5.00%, 7/15/28	1,530	1,716,415
Daniel Boone Area School District, PA, 5.00%, 8/15/19	1,000	1,094,000
Franklin Township, NJ, School District, 5.00%, 8/15/22	1,000	1,201,270
Gwinnett County, GA, School District, 5.00%, 2/1/26	2,220	2,779,862
Illinois, 5.00%, 5/1/22	6,000	6,612,240
Kentwood, MI, Public Schools, 4.00%, 5/1/21	465	520,828
Kentwood, MI, Public Schools, 4.00%, 5/1/23	950	1,076,948
Laredo, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/21	1,750	1,594,092
Leander, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/19	1,385	1,321,650
Maryland State and Local Facilities, Prerefunded to 8/1/17, 5.00%, 8/1/18	7,500	7,999,875
Massachusetts, 5.00%, 8/1/23	7,500	9,229,425
Michigan, 6.00%, 11/1/22	2,985	3,406,960
Millcreek Township, PA, School District, 5.00%, 9/15/21	3,730	4,340,340
Millcreek Township, PA, School District, 5.00%, 9/15/25	500	595,295
Morris County Improvement Authority, NJ, 4.00%, 5/1/22	1,000	1,145,310
Mount Lebanon, PA, School District, 5.00%, 2/15/28	1,280	1,415,629
New York, NY, 5.00%, 8/1/24	2,000	2,466,860
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,436,887
Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,161,930
Salem-Keizer, School District No. 24J, OR, 0.00%, 6/15/23	13,860	11,729,441

		$82,548,464

Health Care – Miscellaneous — 0.0%(1)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(2)	$15	$15,562

		$15,562

Hospital — 7.5%
Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$547,960
Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	551,510
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/17	540	569,819
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/21	300	339,648
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	211,277
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	546,335
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	561,400
Dauphin County, PA, General Authority, (Pinnacle Health System), 5.75%, 6/1/20	6,500	7,418,775
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,102,350
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	640	767,386
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,520,962

Security	Principal Amount (000’s omitted)	Value
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	$460	$545,289
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/22	2,215	2,628,319
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/20	1,000	1,115,710
Lancaster County, PA, Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	635	666,090
Lycoming County Authority, PA, (Susquehanna Health System), 5.10%, 7/1/20	750	819,180
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,888,923
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/22	1,250	1,395,962
Michigan Finance Authority, (Beaumont Health), 5.00%, 8/1/22	1,500	1,765,800
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	340	347,895
New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,000	1,063,970
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/21	1,000	1,174,890
Norfolk, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/27	2,500	2,855,375
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	5,000	5,769,850
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 4.625%, 7/1/22	1,000	1,116,500
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	955	1,060,814
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,099,514
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,185,750
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	925	1,050,781
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/17	490	512,212
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/18	490	520,404
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/19	350	376,215
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/20	375	405,844
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/22	500	542,510
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/23	250	270,663
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	285	308,635
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	1,073,215
University of Kansas Hospital Authority, 5.00%, 9/1/16	1,000	1,030,170
Washington Township, CA, Health Care District, 5.50%, 7/1/19	250	281,920
Washington Township, CA, Health Care District, 5.75%, 7/1/24	1,750	1,978,060
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,432,532

		$51,420,414

Housing — 0.2%
Allegheny County, PA, Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$640	$644,794
Sandoval County, NM, MFMR, 6.00%, 5/1/32(2)	570	570,929
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	95	75,999

		$1,291,722

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 4.3%
Amelia County, VA, Industrial Development Authority, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$1,870	$1,887,092
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	650	651,755
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	1,880	1,899,063
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25(2)	2,415	2,481,895
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(2)	2,300	2,326,266
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	1,992,265
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	3,000	3,034,920
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	1,750	1,758,138
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	500	568,840
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 5.00% to 9/1/20 (Put Date), 12/1/37	6,190	6,177,125
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,000	6,448,920

		$29,226,279

Insured-Cogeneration — 0.2%
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,300	$1,304,004

		$1,304,004

Insured-Education — 1.5%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$500	$599,305
New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,000	1,050,670
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,293,960
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	6,184,738

		$10,128,673

Insured-Electric Utilities — 0.9%
Illinois Municipal Electric Agency, (NPFG), 5.25%, 2/1/16	$3,000	$3,012,720
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	1,125	1,363,624
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	544,995
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	944,840

		$5,866,179

Insured-Escrowed/Prerefunded — 2.9%
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), Prerefunded to 7/15/18, 5.25%, 7/15/21	$1,045	$1,157,181
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), Prerefunded to 7/15/18, 5.25%, 7/15/25	1,000	1,107,350
Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), Prerefunded to 6/1/17, 5.00%, 6/1/19	5,000	5,300,050
North Hudson, NJ, Sewer Authority, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,226,660
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	350	355,509
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/24	700	777,287
Pittsburgh, PA, School District, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	17,563
San Mateo County, CA, Transportation District, (NPFG), Escrowed to Maturity, Series A, 5.25%, 6/1/17	500	532,290

Security	Principal Amount (000’s omitted)	Value
Waco Health Facilities Development Corp., TX, (Hillcrest Health System), (NPFG), Prerefunded to 8/1/16, 5.00%, 8/1/19	$3,405	$3,495,879
Waco Health Facilities Development Corp., TX, (Hillcrest Health System), (NPFG), Prerefunded to 8/1/16, 5.00%, 8/1/20	3,745	3,844,954
Westmoreland Municipal Authority, PA, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,812,885

		$19,627,608

Insured-General Obligations — 11.1%
Bethlehem, PA, Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,410,675
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	1,000	1,175,060
Boston, MA, (NPFG), 0.125%, 3/1/22	8,000	7,196,560
Cambria County, PA, (BAM), 5.00%, 8/1/21	2,380	2,762,228
Cambria County, PA, (BAM), 5.00%, 8/1/22	3,535	4,142,843
Cornwall-Lebanon School District, PA, (AGM), 0.00%, 3/15/16	1,020	1,019,113
Delaware Valley, PA, Regional Finance Authority, (AMBAC), 5.50%, 8/1/18	750	822,750
Freehold, NJ, Regional High School District, (NPFG), 5.00%, 3/1/18	100	108,275
Glendale, AZ, (AGM), 5.00%, 7/1/22	2,000	2,360,740
Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	970	1,077,951
Jackson Township, NJ, Board of Education of Ocean County, (NPFG), 5.25%, 6/15/23	6,000	7,249,140
Linn County, OR, Community School District No. 9, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,262,276
Linn County, OR, Community School District No. 9, (Lebanon), (NPFG), 5.25%, 6/15/22	625	762,206
Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,990,838
Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,603,880
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/23	940	1,086,790
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/24	1,075	1,250,150
Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	7,500	7,800,075
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,856,400
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,138,620
Philadelphia, PA, School District, (AGM), 5.50%, 6/1/21	1,000	1,183,330
Pocono Mountain School District, PA, (AGM), 5.00%, 9/1/28	1,000	1,028,530
Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,457,230
Rockland, NY, (AGM), 4.00%, 5/1/21	1,820	2,032,576
San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,656,020
Washington, (AMBAC), 0.00%, 12/1/22	10,000	8,687,200
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	3,853,229

		$75,974,685

Insured-Hospital — 0.3%
Allegheny County, PA, Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$320,715
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,815	1,584,078

		$1,904,793

Insured-Lease Revenue/Certificates of Participation — 0.1%
Philadelphia Authority for Industrial Development Revenue, PA, (NPFG), 5.00%, 12/1/22	$1,000	$1,035,180

		$1,035,180

Insured-Other Revenue — 0.0%(1)
Cleveland, OH, Parking Facilities, (AGM), Escrowed to Maturity, 5.25%, 9/15/20	$160	$189,190

		$189,190

Insured-Special Tax Revenue — 3.1%
Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	$5,000	$5,800,550
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	1,000	1,234,670
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	5,580,610
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	6,074,300
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,202,900
Successor Agency to Burbank Redevelopment Agency, CA, (BAM), 5.00%, 12/1/22	1,305	1,581,621

		$21,474,651

Security	Principal Amount (000’s omitted)	Value
Insured-Student Loan — 0.3%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,175	$2,379,167

		$2,379,167

Insured-Transportation — 1.5%
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	$5,000	$5,686,950
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,169,605
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/18	1,750	1,919,417
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	665	709,056
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/17	300	275,604
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	735,575

		$10,496,207

Insured-Water and Sewer — 1.8%
Allegheny County, PA, Sanitation Authority, (AGM), 5.00%, 6/1/24	$500	$582,165
Altoona City Authority, PA, Water Revenue, (AGM), 5.25%, 11/1/19	1,355	1,540,649
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,467,187
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	5,946,100
Passaic Valley, NJ, Water Commission, (AGM), 5.00%, 12/15/17	1,020	1,096,908

		$12,633,009

Lease Revenue/Certificates of Participation — 0.9%
California Public Works, (University of California), Escrowed to Maturity, 5.25%, 6/1/20	$500	$588,580
California State Public Works Board, 5.00%, 11/1/26	2,725	3,323,383
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	584,840
Saint Johns County, FL, School Board, 5.00%, 7/1/21	1,500	1,762,770

		$6,259,573

Other Revenue — 2.6%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	$1,000	$1,222,830
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	298,824
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 0.913%, 8/1/19 (Put Date), 11/1/39(5)	400	396,720
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(2)	4,500	4,112,100
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	325	326,271
Philadelphia, PA, Redevelopment Authority, (Transformation Initiative), 5.00%, 4/15/24	750	856,710
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	318,993
Seminole Tribe, FL, 5.50%, 10/1/24(2)	1,825	1,921,579
Seminole Tribe, FL, 5.75%, 10/1/22(2)	5,250	5,553,397
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/23	675	775,575
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/24	590	679,356
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/25	1,000	1,153,980

		$17,616,335

Senior Living/Life Care — 2.0%
California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), Escrowed to Maturity, 4.50%, 11/15/16(2)	$440	$454,916
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	1,954,683
Lancaster, PA, Industrial Development Authority, (Garden Spot Village), 5.00%, 5/1/23	340	368,948
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(2)	706	706,635
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17(2)	200	204,664
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/21	350	391,664

Security	Principal Amount (000’s omitted)	Value
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/22	$315	$353,509
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/23	370	416,180
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/24	380	426,375
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	200	208,044
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(4)	495	353,905
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 6.00%, 6/1/21	5,385	5,688,445
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,363,437

		$13,891,405

Special Tax Revenue — 5.5%
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	$2,000	$1,467,720
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,194,040
Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	697,008
Louisiana Highway Improvement Revenue, 5.00%, 6/15/25	750	918,525
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,665,250
Michigan Trunk Line, 5.00%, 11/15/23	600	701,154
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,285,449
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,324,520
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,764,825
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(3)	280	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	390	389,960
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	310	306,795
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/22	3,000	3,597,900
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/24	4,000	4,892,360
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,629,652
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	830	846,816
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/22	350	388,972
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/23	310	343,471
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/24	360	394,967
South Orange County, CA, Public Financing Authority, 5.00%, 8/15/24	1,000	1,162,390
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(3)	275	0
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(3)	290	202,988
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,270,636

		$37,445,398

Student Loan — 0.2%
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	$1,000	$1,098,460

		$1,098,460

Transportation — 13.2%
Allegheny County, PA, Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$946,361
Allegheny County, PA, Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	578,833
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.00%, 4/1/22	500	563,705
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/20	2,455	2,814,314
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21	3,755	4,383,737
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	950	1,083,997
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/22	825	954,682
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,300	1,520,246

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, Midway International Airport, (AMT), 5.00%, 1/1/21	$500	$570,525
Delaware River Port Authority, 5.00%, 1/1/27	1,105	1,232,727
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,000	3,380,460
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,566,715
Hawaii Airports System, 5.25%, 7/1/28	3,650	4,224,510
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	460,147
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	583,315
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	2,500	3,073,100
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/26	885	1,061,973
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,250	1,486,050
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	3,000	3,585,060
Metropolitan Washington, DC Airport Authority System, 5.00%, 10/1/22	5,000	5,786,250
Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,000	5,564,650
Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	7,500	8,525,625
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.21%, 12/15/21 (Put Date), 6/15/34(5)	4,000	3,802,040
New Jersey Turnpike Authority, 5.00%, 1/1/20	1,500	1,663,710
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,000	5,616,850
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,130,380
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	1,000,271
Pennsylvania Turnpike Commission, Series 2009D, 5.00%, 12/1/22	500	561,250
Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,193,990
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,143,300
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	8,500	9,199,635
South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	325	367,874
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	1,175	1,342,696
Virginia Transportation Board, 4.00%, 3/15/25	4,645	5,186,793

		$90,155,771

Water and Sewer — 1.2%
Chicago, IL, Water Revenue, 5.00%, 11/1/22	$1,000	$1,142,590
Fairfax County, VA, Water Authority, 5.00%, 4/1/18	4,305	4,537,987
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,115,840
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,174,910

		$7,971,327

Total Tax-Exempt Municipal Securities — 94.7% (identified cost $606,621,814)		$647,414,860

Taxable Municipal Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 2.75%, 12/1/16	$1,500	$1,495,125

		$1,495,125

Insured-General Obligations — 0.4%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$2,806	$2,726,915

		$2,726,915

Student Loan — 0.2%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$1,093,279

		$1,093,279

Total Taxable Municipal Securities — 0.8% (identified cost $5,130,579)		$5,315,319

Value
Total Investments — 95.5% (identified cost $611,752,393)	$652,730,179

Other Assets, Less Liabilities — 4.5%	$31,089,412

Net Assets — 100.0%	$683,819,591

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Pennsylvania	11.9%
Others, representing less than 10% individually	83.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2015, 25.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 8.6% of total investments.

(1)	Amount is less than 0.05%.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2015, the aggregate value of these securities is $22,005,144 or 3.2% of the Fund’s net assets.

(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(4)	Security is in default and making only partial interest payments.

(5)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2015.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

SPA	-	Standby Bond Purchase Agreement

XLCA	-	XL Capital Assurance, Inc.

The Fund did not have any open financial instruments at December 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$611,325,217

Gross unrealized appreciation	$43,726,054
Gross unrealized depreciation	(2,321,092)

Net unrealized appreciation	$41,404,962

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$647,414,860	$—	$647,414,860
Taxable Municipal Securities	—	5,315,319	—	5,315,319
Total Investments	$—	$652,730,179	$—	$652,730,179

The Fund held no investments or other financial instruments as of March 31, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Limited Maturity Municipal Income Fund

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.1%
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/20	$1,000	$1,021,760

		$1,021,760

Cogeneration — 0.5%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$470	$470,113

		$470,113

Education — 10.6%
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/23	$200	$238,758
Hempstead Local Development Corp., (Hofstra University), 5.00%, 7/1/23	200	238,528
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/21	930	1,057,699
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/22	1,155	1,413,766
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	1,500	1,734,015
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	350	401,772
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	536,281
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/21	1,000	1,159,490
New York Dormitory Authority, (State University Educational Facilities), Prerefunded to 7/1/18, 5.00%, 7/1/20	1,500	1,647,975
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	375	444,176
Oneida County Local Development Corp., (Hamilton College), 5.00%, 7/1/25	180	214,058
Rensselaer County Industrial Development Agency, (Emma Willard School), 5.00%, 1/1/20	535	604,764

		$9,691,282

Electric Utilities — 1.3%
Utility Debt Securitization Authority, 5.00%, 6/15/26	$1,000	$1,231,130

		$1,231,130

Escrowed/Prerefunded — 3.2%
New York City Municipal Water Finance Authority, (Water and Sewer System), Prerefunded to 6/15/18, 5.00%, 6/15/21	$450	$495,414
New York Dormitory Authority, (NYU Hospital Center), Prerefunded to 7/1/17, 5.25%, 7/1/24	280	295,607
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Escrowed to Maturity, 5.00%, 7/1/17	750	795,885
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,170	1,303,638

		$2,890,544

General Obligations — 8.7%
Haverstraw-Stony Point Central School District, 4.50%, 5/1/26	$1,010	$1,141,845
Livingston County, 4.50%, 5/1/23	500	581,825
New Rochelle, 5.00%, 3/15/24	1,500	1,775,415
New York, 5.00%, 3/1/24	1,000	1,231,380
New York City, 5.00%, 8/1/24	1,600	1,860,880
Niskayuna Central School District, 4.00%, 4/15/22	1,000	1,153,050
Saratoga Springs, 5.00%, 2/15/22	200	241,432

		$7,985,827

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 7.0%
Albany Capital Resource Corp., (Albany College of Pharmacy), 4.00%, 12/1/21	$200	$221,730
Monroe County Industrial Development Corp., (Rochester General Hospital), 4.00%, 12/1/22	820	908,281
Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,145,150
Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	589,505
New York City Health and Hospitals Corp., 5.50%, 2/15/19	1,000	1,093,430
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	845,709
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/23(1)	400	451,484
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/24(1)	600	678,222
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.00%, 12/1/17	485	508,489

		$6,442,000

Housing — 1.1%
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,000	$1,038,290

		$1,038,290

Industrial Development Revenue — 2.3%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$1,000	$1,011,640
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(1)	500	502,325
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(1)	550	555,896

		$2,069,861

Insured-Education — 7.9%
New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	$385	$394,702
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,420	1,586,523
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,000	1,141,960
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,280,832
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,742,464
New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,000	1,068,360

		$7,214,841

Insured-Electric Utilities — 3.4%
Long Island Power Authority, Electric Systems Revenue, (NPFG), 5.00%, 12/1/22	$1,000	$1,037,060
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	2,050	2,035,322

		$3,072,382

Insured-Escrowed/Prerefunded — 0.2%
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$155	$165,520

		$165,520

Insured-General Obligations — 3.3%
Albany City School District, (BAM), 5.00%, 6/15/23	$100	$121,076
Monroe County Industrial Development Corp., (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/21	1,040	1,175,803
Mount Vernon School District, (AGM), 4.50%, 8/15/23	500	563,125
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	865,205
Rockland County, (AGM), 5.00%, 3/1/23	250	296,120

		$3,021,329

2

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 1.9%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,600	$1,711,648

		$1,711,648

Insured-Lease Revenue/Certificates of Participation — 1.2%
New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison), (AGM), 5.25%, 8/15/20	$1,000	$1,096,720

		$1,096,720

Insured-Special Tax Revenue — 5.4%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,627,444
New York Urban Development Corp., Personal Income Tax, (AMBAC), 5.50%, 3/15/19	2,000	2,279,440

		$4,906,884

Insured-Transportation — 2.4%
Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,125,950
Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,000	1,036,660

		$2,162,610

Lease Revenue/Certificates of Participation — 0.6%
New York Urban Development Corp., 5.00%, 1/1/18	$500	$540,545

		$540,545

Other Revenue — 5.4%
Brooklyn Arena Local Development Corp., (Brooklyn Center), 5.75%, 7/15/16	$750	$768,757
Build NYC Resource Corp., (YMCA of Greater New York), 5.00%, 8/1/23	200	234,618
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,119,130
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	540	606,015
New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,030	2,241,303

		$4,969,823

Senior Living/Life Care — 4.8%
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	$1,455	$1,647,438
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	812,070
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	750	739,500
Westchester County Local Development Corp., (Kendal on Hudson), 3.00%, 1/1/20	625	643,925
Westchester County Local Development Corp., (Kendal on Hudson), 4.00%, 1/1/23	500	541,680

		$4,384,613

Solid Waste — 2.4%
Babylon Industrial Development Agency, (Covanta Babylon, Inc.), 5.00%, 1/1/19	$2,000	$2,212,680

		$2,212,680

Special Tax Revenue — 5.3%
New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	$980	$1,100,667
New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/1/19, 5.00%, 5/1/24	920	1,036,408
New York Dormitory Authority, (Sales Tax), 5.00%, 3/15/22	1,000	1,206,430
New York Local Government Assistance Corp., 5.25%, 4/1/16	1,540	1,559,342

		$4,902,847

Transportation — 11.3%
Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,000	$1,077,020
New York Bridge Authority, 5.00%, 1/1/25	530	626,216
New York Bridge Authority, 5.00%, 1/1/26	1,000	1,174,700
New York Thruway Authority, 5.00%, 1/1/24	1,000	1,228,650
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	500	584,415

3

Security	Principal Amount (000’s omitted)	Value
Niagara Falls Bridge Commission, 5.00%, 10/1/21	$275	$327,786
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/21	1,280	1,448,615
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	924,768
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,082,310
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/21	1,575	1,889,622

		$10,364,102

Water and Sewer — 3.6%
Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,107,670
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/21	1,980	2,176,772

		$3,284,442

Total Tax-Exempt Investments — 94.9% (identified cost $81,584,820)		$86,851,793

Miscellaneous — 0.4%

Security	Units	Value
Real Estate — 0.4%
CMS Liquidating Trust(1)(2)(3)	150	$407,584

Total Miscellaneous — 0.4% (identified cost $480,000)		$407,584

Total Investments — 95.3% (identified cost $82,064,820)		$87,259,377

Other Assets, Less Liabilities — 4.7%		$4,279,577

Net Assets — 100.0%		$91,538,954

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2015, 26.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 12.2% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2015, the aggregate value of these securities is $2,595,511 or 2.8% of the Fund’s net assets.

(2)	Non-income producing security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

4

The Fund did not have any open financial instruments at December 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$81,956,494

Gross unrealized appreciation	$5,385,800
Gross unrealized depreciation	(82,917)

Net unrealized appreciation	$5,302,883

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$86,851,793	$—	$86,851,793
Miscellaneous	—	—	407,584	407,584
Total Investments	$—	$86,851,793	$407,584	$87,259,377

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2015 is not presented. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2016